Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Income tax
Schedule of (loss) income before income tax expense and share of income (loss) in equity method investments

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
PRC	(7,480,164)	(8,302,693)	(5,397,006)
Netherlands	—	(107,145)	(434,291)
Sweden	131,098	119,064	89,231
Others	7,254	1,854	3,891
Total	(7,355,091)	(8,288,920)	(5,738,175)

Schedule of reconciliations of differences between PRC statutory income tax rate and the Group's effective income tax rate

	Year Ended December 31,
	2022	2023	2024
Statutory income tax rate	25.0%	25.0%	25.0%
Non-deductible expenses	(0.8)%	(0.3)%	(1.3)%
Additional tax deduction for qualified research and development expenses	0.9%	1.7%	5.0%
Non-taxable income	—%	0.4%	0.8%
Tax effect of preferential tax rate	0.8%	(0.3)%	(11.1)%
Effect of changes in tax rates	—%	—%	(20.4)%
Effect on tax rates in different tax jurisdiction	0.1%	(0.6)%	0.1%
Change in valuation allowance	(27.8)%	(27.2)%	0.7%
Others	0.1%	0.5%	(1.9)%
Income tax expense	(1.7)%	(0.8)%	(3.1)%

Schedule of income tax expense (benefit)

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expense	96,321	103,865	381,407
Deferred income tax expense/(benefit)	30,947	(41,752)	(204,655)
Total	127,268	62,113	176,752

Schedule of deferred tax assets and liabilities

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets
Net operating loss carry-forwards	1,339,819	1,657,491
Development Expense	3,419,526	2,876,708
Accrued expenses	355,956	520,494
Inter-group unrealized profits	194,486	227,014
Depreciation and amortization	150,217	371,642
Others	6,415	26,499
Valuation allowance	(5,380,024)	(5,339,883)
Total deferred tax assets, net of valuation allowance	86,395	339,965
Deferred tax liabilities:
Disposal of an associate	—	52,847
Others	8,337	4,405
Total deferred tax liabilities	8,337	57,252
Net deferred tax assets	78,058	282,713
Analysis as:
Deferred tax assets	86,395	339,965
Deferred tax liabilities	8,337	57,252
Net deferred tax assets	78,058	282,713

Schedule of aggregate amount and per share effect of tax holiday

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
The aggregate effect	(63,325)	—	(179,435)
Per share effect – basic and diluted	(0.03)	—	(0.08)

Schedule of movement of valuation allowance

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	1,061,275	3,151,394	5,380,024
Additions	2,090,119	2,228,630	1,226,423
Reversals	—	—	(1,266,564)
Balance at end of the year	3,151,394	5,380,024	5,339,883